Financial risk management - Liquidity risk (Details) - GBP (£)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Details of liquidity risk
Cash and cash equivalents	£ 67,246,000	£ 86,105,000	£ 73,549,000	£ 76,019,000
Less than 1 year
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	430,097,000	533,809,000
Financial liabilities, undiscounted cash flows	434,228,000	536,642,000
Less than 1 year | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	281,624,000	340,948,000
Less than 1 year | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	148,008,000	191,890,000
Less than 1 year | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	465,000	971,000
Less than 1 year | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	4,131,000	2,833,000
Between 1 and 2 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	150,962,000	495,700,000
Financial liabilities, undiscounted cash flows	151,900,000	497,908,000
Between 1 and 2 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	112,566,000	152,573,000
Between 1 and 2 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	38,019,000	341,904,000
Between 1 and 2 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	377,000	1,223,000
Between 1 and 2 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows	938,000	2,208,000
Between 2 and 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	758,266,000	289,068,000
Financial liabilities, undiscounted cash flows	758,266,000	289,857,000
Between 2 and 5 years | Trade and other payables excluding social security and other taxes
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	68,985,000	76,286,000
Between 2 and 5 years | Borrowings
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	688,720,000	209,416,000
Between 2 and 5 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	561,000	3,366,000
Between 2 and 5 years | Cash outflow
Contractual undiscounted cash flows including interest
Derivative financial liabilities, undiscounted cash flows		789,000
Over 5 years
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	3,202,000	6,198,000
Financial liabilities, undiscounted cash flows	3,202,000	6,198,000
Over 5 years | Lease liabilities
Contractual undiscounted cash flows including interest
Non-derivative financial liabilities, undiscounted cash flows	£ 3,202,000	£ 6,198,000